Note 14 - Stock Compensation Plans - Summary of Option Activity (Details) - Share-Based Payment Arrangement, Option [Member] - The Option Plan and Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding at the beginning of the year (in shares)	233,136	240,636
Outstanding at beginning of period, weighted average exercise price (in dollars per share)	$ 10.96	$ 10.98
Outstanding at beginning of period, weighted average remaining contractual life (Year)	3 years 6 months	4 years 2 months 12 days	5 years 2 months 12 days
Exercised, number of shares (in shares)	(23,000)	(7,500)
Exercised, weighted average exercise price (in dollars per share)	$ 8.55	$ 11.57
Forfeited, number of shares (in shares)	(14,200)
Forfeited, weighted average exercise price (in dollars per share)	$ 10.96
Outstanding at the end of the period (in shares)	195,396	233,136	240,636
Outstanding at end of period, weighted average exercise price (in dollars per share)	$ 11.24	$ 10.96	$ 10.98
Exercisable at the end of the period (in shares)	170,009	180,081
Exercisable at end of period, weighted average exercise price (in dollars per share)	$ 10.90	$ 10.28
Exercisable at end of period, weighted average remaining contractual life (Year)	6 years 4 months 24 days	5 years 7 months 6 days